Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Cost of Sales by Nature of Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material Income And Expense [Line Items]
Depreciation of Right-of-use Assets (contracts under IFRS 16)	$ (17,271)	$ (9,206)
Expenses related to variable lease payments (contracts under IFRS 16)	(4,700)	(3,631)	$ (1,313)
Total	(4,392,436)	(4,973,953)	(1,772,208)
Cost of sales
Material Income And Expense [Line Items]
Raw materials and consumables used	(687,116)	(561,709)	(345,356)
Classes of employee benefit expenses	(308,972)	(308,744)	(211,771)
Depreciation expense	(252,746)	(218,714)	(195,678)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(11,719)	(6,549)	(5,963)
Amortization expense	(12,415)	(16,413)	(9,737)
Investment plan expenses	(25,638)	(18,293)	(15,059)
Provision for materials, spare parts and supplies	(10,065)	(7,099)	(505)
Contractors	(226,180)	(194,295)	(157,571)
Operating leases	(84,423)	(71,420)	(67,106)
Mining patents	(7,560)	(14,585)	(7,325)
Operational transportation	(107,074)	(91,130)	(76,004)
Freight / product transportation costs	(104,664)	(94,727)	(77,353)
Purchase of products from third parties	(422,023)	(473,742)	(329,464)
Insurance	(55,204)	(43,323)	(21,869)
Corfo rights and other agreements	(1,868,850)	(3,272,897)	(247,604)
Export costs	(158,621)	(153,162)	(99,212)
Expenses related to variable lease payments (contracts under IFRS 16)	(4,700)	(3,631)	(1,313)
Variation in gross inventory	20,024	628,671	85,709
Variation in inventory provision	(29,711)	(27,324)	5,038
Other	$ (34,779)	$ (24,867)	$ 5,935